Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 28, 2018
Registrant Name	MFS SERIES TRUST XV
Central Index Key	0000764719
Amendment Flag	false
Document Creation Date	Jun. 28, 2018
Document Effective Date	Jun. 28, 2018
Prospectus Date	Jun. 28, 2018
MFS® Commodity Strategy Fund | A
Prospectus:
Trading Symbol	MCSAX
MFS® Commodity Strategy Fund | B
Prospectus:
Trading Symbol	MCSFX
MFS® Commodity Strategy Fund | C
Prospectus:
Trading Symbol	MCSHX
MFS® Commodity Strategy Fund | I
Prospectus:
Trading Symbol	MCSIX
MFS® Commodity Strategy Fund | R1
Prospectus:
Trading Symbol	MCSNX
MFS® Commodity Strategy Fund | R2
Prospectus:
Trading Symbol	MCSOX
MFS® Commodity Strategy Fund | R3
Prospectus:
Trading Symbol	MSCQX
MFS® Commodity Strategy Fund | R4
Prospectus:
Trading Symbol	MCSTX
MFS® Commodity Strategy Fund | R6
Prospectus:
Trading Symbol	MCSRX